Cover	Aug. 09, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 09, 2023
Entity Registrant Name	ZENTALIS PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39263
Entity Tax Identification Number	82-3607803
Entity Address, Address Line One	1359 Broadway
Entity Address, Address Line Two	Suite 801
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	212
Local Phone Number	433-3791
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ZNTL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001725160
Amendment Flag	false